October 2, 2025

Victory Pioneer AMT-Free Municipal Fund (the “Fund”)

Supplement to the Fund’s Summary Prospectus and Prospectus dated March 31, 2025, as in effect and as may be amended from time to time.

Effective December 1, 2025, Andrew Hattman and Lauren Spalten of the Victory Income Investors investment franchise of Victory Capital Management Inc. will assume portfolio management responsibility of the Fund. The Fund’s investment objectives, principal investment strategies, and principal risks will remain unchanged, and no action is required on your part.

Effective December 1, 2025, the Pioneer Investments investment franchise will no longer manage the Fund and all references to Pioneer Investments in the Summary Prospectus and Prospectus will be deleted.

Effective December 1, 2025, the Fund will be renamed as follows:

Current Name	New Name
Victory Pioneer AMT-Free Municipal Fund	Victory AMT-Free Municipal Fund

Effective December 1, 2025, the following changes are made to the Summary Prospectus and Prospectus:

The information under the heading “Management of the Fund” on page 12 of the Summary Prospectus is deleted in its entirety and replaced with the following:

Investment Adviser

Victory Capital Management Inc. (the “Adviser”) serves as the Fund’s investment adviser.

The Adviser is a diversified global asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investment. The portfolio managers primarily responsible for the day-to-day management of the Fund are members of the Adviser’s Victory Income Investors investment franchise.

Portfolio Management

	Title	Tenure with the Fund
Andrew Hattman, CFA CAIA	Senior Portfolio Manager, head of	Since December 2025
Municipal Bond Portfolio
Management
Lauren Spalten	Portfolio Manager	Since December 2025

The information in the third paragraph under the heading “Organization and Management of the Funds – The Investment Adviser” on page 32 of the Prospectus is deleted in its entirety and replaced with the following:

The Adviser is a diversified global asset manager comprised of multiple investment teams, referred to as investment franchises, each of which employs an independent approach to investing. Victory Income Investors, a Victory Capital investment franchise, is responsible for the day-to-day investment management of the Fund.

The information under the heading “Organization and Management of the Funds – Portfolio Management” on page 32 of the Prospectus is deleted in its entirety and replaced with the following:

Andrew Hattman, CFA, CAIA, Senior Portfolio Manager and Head of Municipal Bond Portfolio Management with Victory Income Investors, which was formerly known as USAA Investments, a Victory Capital investment franchise, and was acquired by the Adviser’s parent company in 2019. He has co-managed the Fund since December 2025. Mr. Hattman has 14 years of investment management experience. Mr. Hattman holds CFA and CAIA designations.

Lauren Spalten, Portfolio Manager with Victory Income Investors, which was formerly known as USAA Investments, a Victory Capital investment franchise, and was acquired by the Adviser’s parent company in 2019. She has co-managed the Fund since December 2025. In 2018, Ms. Spalten joined USAA Investments as a Municipal Analyst covering the Southeast region. Prior to joining Victory Income Investors, Ms. Spalten was an Associate Director at Standard & Poor’s (now S&P Global Ratings), where she specialized in evaluating creditworthiness of state and local governments across the Southwest United States. Ms. Spalten has additional experience in commercial real estate development and business plan development, primarily for medical and non-profit entities.

* * * *

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

34218-00-1025

October 2, 2025

Victory Pioneer High Income Municipal Fund (the “Fund”)

Supplement to the Fund’s Summary Prospectus and Prospectus dated March 31, 2025, as in effect and as may be amended from time to time.

Effective December 1, 2025, Andrew Hattman and Lauren Spalten of the Victory Income Investors investment franchise will assume portfolio management responsibility of the Fund. The Fund’s investment objectives, principal investment strategies, and principal risks will remain unchanged, and no action is required on your part.

Effective December 1, 2025, the Pioneer Investments investment franchise will no longer manage the Fund and all references to Pioneer Investments in the Summary Prospectus and Prospectus will be deleted.

Effective December 1, 2025, the Fund will be renamed as follows:

Current Name	New Name
Victory Pioneer High Income Municipal Fund	Victory High Income Municipal Fund

Effective December 1, 2025, the following changes are made to the Summary Prospectus and Prospectus:

The information under the heading “Management of the Fund” on page 12 of the Summary Prospectus is deleted in its entirety and replaced with the following:

Investment Adviser

Victory Capital Management Inc. (the “Adviser”) serves as the Fund’s investment adviser.

The Adviser is a diversified global asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investment. The portfolio managers primarily responsible for the day-to-day management of the Fund are members of the Adviser’s Victory Income Investors investment franchise.

Portfolio Management

	Title	Tenure with the Fund
Andrew Hattman, CFA CAIA	Senior Portfolio Manager, head of	Since December 2025
Municipal Bond Portfolio
Management
Lauren Spalten	Portfolio Manager	Since December 2025

The information in the third paragraph under the heading “Organization and Management of the Funds – The Investment Adviser” on page 35 of the Prospectus is deleted in its entirety and replaced with the following:

The Adviser is a diversified global asset manager comprised of multiple investment teams, referred to as investment franchises, each of which employs an independent approach to investing. Victory Income Investors, a Victory Capital investment franchise, is responsible for the day-to-day investment management of the Fund.

The information under the heading “Organization and Management of the Funds – Portfolio Management” on page 35 of the Prospectus is deleted in its entirety and replaced with the following:

Andrew Hattman, CFA, CAIA, Senior Portfolio Manager and Head of Municipal Bond Portfolio Management with Victory Income Investors, which was formerly known as USAA Investments, a Victory Capital investment franchise, and was acquired by the Adviser’s parent company in 2019. He has co-managed the Fund since December 2025. Mr. Hattman has 14 years of investment management experience. Mr. Hattman holds CFA and CAIA designations.

Lauren Spalten, Portfolio Manager with Victory Income Investors, which was formerly known as USAA Investments, a Victory Capital investment franchise, and was acquired by the Adviser’s parent company in 2019. She has co-managed the Fund since December 2025. In 2018, Ms. Spalten joined USAA Investments as a Municipal Analyst covering the Southeast region. Prior to joining Victory Income Investors, Ms. Spalten was an Associate Director at Standard & Poor’s (now S&P Global Ratings), where she specialized in evaluating creditworthiness of state and local governments across the Southwest United States. Ms. Spalten has additional experience in commercial real estate development and business plan development, primarily for medical and non-profit entities.

* * * *

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

34219-00-1025

October 2, 2025

Victory Pioneer AMT-Free Municipal Fund (the “Fund”)

Supplement to the Fund’s Statement of Additional Information (“SAI”) dated March 31, 2025, as in effect and as may be amended from time to time.

Effective December 1, 2025, the Fund will be renamed as follows:

Current Name	New Name
Victory Pioneer AMT Municipal Fund	Victory AMT Municipal Fund

Effective December 1, 2025, the portfolio manager table referencing the Victory Pioneer AMT-Free Municipal Fund under the “Portfolio Manager Disclosure” section of the SAI is hereby deleted and replaced with the following:

Victory Income Investors

The following table sets forth the accounts for which the Fund’s portfolio managers were primarily responsible for the day-to-day portfolio management as of August 31, 2025.

	Registered		Other Pooled		Other
	Investment		Investment
	Companies		Vehicles		Accounts
	Number	Total	Number	Total	Number	Total
	of	Assets	of	Assets	of	Assets
Name	Accounts	(in Millions)	Accounts	(in Millions)	Accounts	(in Millions)
Andrew Hattman	13	$9,619	0	$—	0	$—
Lauren Spalten	11	$6,610	0	$—	0	$—

The following table lists the number and types of Performance-Based accounts managed by each individual and assets under management in those accounts as of August 31, 2025.

	Registered		Other Pooled		Other
	Investment		Investment
	Companies		Vehicle		Accounts
	Number	Total	Number	Total	Number	Total
	of	Assets	of	Assets	of	Assets
Name	Accounts	(in Millions)	Accounts	(in Millions)	Accounts	(in Millions)
Andrew Hattman	6	$6,011	0	$—	0	$—
Lauren Spalten	6	$6,011	0	$—	0	$—

Portfolio Ownership: As of August 31, 2025, neither portfolio manager beneficially owned any shares of the Fund.

34220-00-1025

October 2, 2025

Victory Pioneer High Income Municipal Fund (the “Fund”)

Supplement to the Fund’s Statement of Additional Information (“SAI”) dated March 31, 2025, as in effect and as may be amended from time to time.

Effective December 1, 2025, the Fund will be renamed as follows:

Current Name	New Name
Victory Pioneer High Income Municipal Fund	Victory High Income Municipal Fund

Effective December 1, 2025, the portfolio manager table referencing the Victory Pioneer High Income Municipal Fund under the “Portfolio Manager Disclosure” section of the SAI is hereby deleted and replaced with the following:

Victory Income Investors

The following table sets forth the accounts for which the Fund’s portfolio managers were primarily responsible for the day-to-day portfolio management as of August 31, 2025.

	Registered		Other Pooled		Other
	Investment		Investment
	Companies		Vehicles		Accounts
	Number	Total	Number	Total	Number	Total
	of	Assets	of	Assets	of	Assets
Name	Accounts	(in Millions)	Accounts	(in Millions)	Accounts	(in Millions)
Andrew Hattman	13	$9,619	0	$—	0	$—
Lauren Spalten	11	$6,610	0	$—	0	$—

The following table lists the number and types of Performance-Based accounts managed by each individual and assets under management in those accounts as of August 31, 2025.

	Registered		Other Pooled		Other
	Investment		Investment
	Companies		Vehicle		Accounts
	Number	Total	Number	Total	Number	Total
	of	Assets	of	Assets	of	Assets
Name	Accounts	(in Millions)	Accounts	(in Millions)	Accounts	(in Millions)
Andrew Hattman	6	$6,011	0	$—	0	$—
Lauren Spalten	6	$6,011	0	$—	0	$—

Portfolio Ownership: As of August 31, 2025, neither portfolio manager beneficially owned any shares of the Fund.

34221-00-1025